Financing (Components Of Debt) (Details)	Sep. 27, 2019 USD ($)	Sep. 27, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Total debt	$ 1,312,000,000.0
Less: currently payable	7,500,000		$ 0
Long-term debt	1,304,500,000		0
Senior unsecured term loan facility due 2022 ($650.0 million aggregate principal amount) (the “Term Loan Facility”)
Debt Instrument [Line Items]
Term loan	650,000,000		$ 0
Total debt	648,600,000
Senior unsecured euro term loan facility due 2022 (€600.0 million aggregate principal amount) (the “Euro Term Loan Facility”)
Debt Instrument [Line Items]
Term loan | €		€ 600,000,000		€ 0
Total debt	655,600,000
Other
Debt Instrument [Line Items]
Total debt	$ 7,800,000